Income Taxes - Loss Before Income Tax (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Domestic	$ (461,023)	$ (316,252)	$ (238,533)
Foreign	(20,154)	(12,269)	(1,066)
Loss before income taxes	$ (481,177)	$ (328,521)	$ (239,599)